Summary of Significant Accounting Policies (Policies)	9 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies
Earnings per Share

Earnings per Share

Basic Earnings Per Share is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue shares, such as stock options, warrants, and unvested restricted stock units, were exercised and converted into common shares and the impact would not be antidilutive. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average shares outstanding during the period, increased by the number of additional shares that would have been outstanding if the potential shares had been issued and were dilutive. Contingently issuable shares are included in basic net loss per share only when there is no circumstance under which those shares would not be issued.

As a result of the Merger (see Note 16), the Company has retroactively adjusted the weighted average shares outstanding prior to February 10, 2023, to give effect to the Exchange Ratio used to determine the number of shares of Common Stock into which they were converted.

The following table sets forth the computation of basic and diluted net earnings (loss) per share of Common Stock for the three and nine months ended March 31, 2023, and 2022:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Net (loss) Income (in thousands)	$(7,750)	$3,714	$(30,774)	$33,240
Basic and diluted shares	—	—	—	—
Weighted-average Class A Common Stock outstanding	48,426,206	47,500,000	47,804,228	47,500,000
Loss per share for Class A Common Stock	—	—	—	—
— Basic and Diluted	$(0.16)	$0.08	$(0.64)	$0.70

There are 60,000,000 shares of contingently issuable Common Stock that were not included in the computation of basic earnings (loss) per share since the contingencies for the issuance of these shares have not been met as of March 31, 2023. There are also 9,920,000 warrants outstanding that have been excluded from diluted earnings per share because they are anti-dilutive.

The Company does not have any other potentially dilutive securities, therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.

There have been no other material changes to the Company’s significant accounting policies from those described in Note 1 to the Company’s audited consolidated financial statements for the fiscal year ended June 30, 2022.